FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5086


                       Churchill Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)



	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2006





Item 1. Schedule of Investments.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                               September 30, 2006
                                   (unaudited)
                                     Rating

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      Principal                                                                    Moody's/
        Amount        General Obligation Bonds (3.5%)                                 S&P             Value  (a)
----------------------------------------------------------------------------------------------------------------

                      Bowling Green, Kentucky
            $  200,000   5.300%, 06/01/18                                           Aa3/NR          $   214,226

                      Hardin County, Kentucky
               170,000   5.000%, 06/01/17 AMBAC Insured                             Aaa/NR              176,292

                      Lexington-Fayette Urban County Government, Kentucky
             2,000,000   4.750%, 05/01/24 FGIC Insured                              Aaa/AAA           2,048,920

                      Lexington-Fayette Urban County, Kentucky
                         Government Project Unlimited Tax
               340,000   5.150%, 12/01/17                                           Aa2/AA+             361,471

                      Louisville - Jefferson County, Kentucky Metro
                         Government Unlimited Tax
             1,590,000   5.000%, 11/01/19                                           Aa2/AA            1,715,833
             1,825,000   5.000%, 11/01/20                                           Aa2/AA            1,962,860

                      Louisville, Kentucky Unlimited Tax
             2,205,000   5.000%, 10/01/21 FGIC Insured                              Aaa/AAA           2,323,849

                      Warren County, Kentucky Judicial Unlimited Tax
               345,000   5.100%, 09/01/17 AMBAC Insured                             Aaa/NR              369,440
               365,000   5.150%, 09/01/18 AMBAC Insured                             Aaa/NR              391,236

                                                                                                    -------------
                      Total General Obligation Bonds                                                   9,564,127
                                                                                                    -------------

                              Revenue Bonds (99.2%)
                      ----------------------------------------------------------

                      State Agencies (28.4%)
                      ----------------------------------------------------------

                      Kentucky Area Development District Financing
               500,000   5.000%, 12/01/23  LOC Wachovia Bank                         NR/AA              524,550

                      Kentucky Asset/Liability  Commission
               500,000   4.500%, 10/01/22 FGIC Insured                              Aaa/AAA             514,535

                      Kentucky Infrastructure Authority
             1,000,000   5.250%, 06/01/12                                           Aa3/A+            1,067,480
               635,000   5.250%, 06/01/12                                           Aa3/A+              647,554
             2,740,000   5.250%, 06/01/14                                           Aa3/A+            2,920,073
             1,235,000   5.250%, 08/01/17                                            NR/AA            1,351,670
               230,000   5.000%, 06/01/21                                           Aa3/A+              241,070

                      Kentucky State Property and Buildings Commission
             4,000,000   5.375%, 02/01/14 FSA Insured  (pre-refunded)               Aaa/AAA           4,343,080
             1,000,000   5.000%, 11/01/15 AMBAC Insured                             Aaa/AAA           1,081,540
             3,775,000   5.375%, 08/01/16 (pre-refunded)                            Aaa/AAA           4,076,094
             2,725,000   5.375%, 08/01/16 FSA Insured                               Aaa/AAA           2,922,372
             3,905,000   5.125%, 09/01/16 (pre-refunded)                            Aa3/AAA           4,121,649
               975,000   5.000%, 08/01/17 FSA Insured                               Aaa/AAA           1,024,774
             6,155,000   5.125%, 09/01/17 (pre-refunded)                            Aa3/AAA           6,496,479
             4,735,000   5.250%, 10/01/17                                           Aa3/A+            5,028,096
             1,250,000   5.500%, 11/01/17 FSA Insured                               Aaa/AAA           1,371,375
             1,000,000   5.000%, 11/01/17 AMBAC Insured                             Aaa/AAA           1,075,090
               165,000   5.375%, 02/01/18 FSA Insured (pre-refunded)                Aaa/AAA             179,152
             3,950,000   5.125%, 09/01/18 (pre-refunded)                            Aa3/AAA           4,169,146
             6,000,000   5.250%, 10/01/18                                           Aa3/A+            6,368,820
             1,500,000   5.000%, 11/01/18 AMBAC Insured                             Aaa/AAA           1,607,820
             4,000,000   5.375%, 10/01/19 MBIA Insured (pre-refunded)               Aaa/AAA           4,329,320
             1,925,000   5.000%, 10/01/19                                           Aa3/A+            2,012,280
               360,000   5.000%, 10/01/19 MBIA Insured (pre-refunded)               Aaa/AAA             383,515
               785,000   5.150%, 11/01/19 FSA Insured                               Aaa/AAA             843,749
             3,000,000   5.000%, 11/01/19 FSA Insured                               Aaa/AAA           3,183,540
             5,000,000   5.000%, 10/01/22 MBIA Insured (pre-refunded)               Aaa/AAA           5,422,850
               235,000   5.000%, 08/01/23 MBIA Insured (pre-refunded)               Aaa/AAA             254,444
                80,000   5.000%, 08/01/23 MBIA Insured (pre-refunded)               Aaa/AAA              86,619

                      Kentucky State Property Buildings Community Revenues
             7,200,000   5.000%, 08/01/21 FSA Insured                               Aaa/AAA           7,741,656
             2,500,000   5.000%, 08/01/24  FSA Insured                              Aaa/AAA           2,678,450

                                                                                                    ------------
                      Total State Agencies                                                           78,068,842
                                                                                                    ------------

                      County Agencies (4.7%)
                      ----------------------------------------------------------

                      Jefferson County, Kentucky Capital Projects
               570,000   5.250%, 06/01/13 MBIA Insured                              Aaa/AAA             587,282
               520,000   5.250%, 06/01/14 MBIA Insured                              Aaa/AAA             535,766
             3,370,000   5.375%, 06/01/18 MBIA Insured++                            Aaa/AAA           3,474,908
             1,640,000   5.375%, 06/01/22 MBIA Insured                              Aaa/AAA           1,689,954
             5,935,000   5.500%, 06/01/28 MBIA Insured                              Aaa/AAA           6,111,507

                      Nelson County, Kentucky Court Facilities Project Revenue
               185,000   5.000%, 06/01/21                                           Aa3/NR              195,138

                      Warren County, Kentucky Justice Center
               365,000   4.300%, 09/01/22  MBIA Insured                             Aaa/NR              367,405

                                                                                                    ------------
                      Total County Agencies                                                          12,961,960
                                                                                                    ------------

                      City / Municipality Obligations (0.4%)
                      ----------------------------------------------------------

                      Jeffersontown, Kentucky Public Project Corp.
               500,000   5.750%, 11/01/15                                            A3/NR              510,805

                      Shelbyville, Kentucky Certificates of Participation
               625,000   5.000%, 10/01/22                                            A2/NR              654,950

                                                                                                    ------------
                      Total City / Municipality Obligations                                           1,165,755
                                                                                                    ------------

                                Hospitals (6.6%)
                      ----------------------------------------------------------

                      Jefferson County, Kentucky Health Facilities Revenue
             1,715,000   5.650%, 01/01/17 AMBAC Insured                             Aaa/AAA           1,756,915
             2,200,000   5.250%, 05/01/17                                            NR/A             2,333,386
               815,000   5.125%, 10/01/17 AMBAC Insured ETM                         Aaa/AAA             835,994

                      Jefferson County, Kentucky Revenue  Medical Center Revenue
             2,000,000   5.500%, 05/01/22                                            NR/A             2,146,920

                      Kentucky Economic Development Finance Authority
             1,000,000   5.000%, 02/01/18 FSA Insured                               Aaa/AAA           1,028,280

                      Louisville - Jefferson County, Kentucky Medical Center
                         Revenue
             1,000,000   5.000%, 06/01/18                                            NR/A             1,068,000

                      Louisville-Jefferson County, Kentucky Metropolitan
                         Government Health System Revenue  (Norton)
             7,590,000   5.000%, 10/01/26+                                           NR/A-            7,874,094
             1,000,000   5.000%, 10/01/30+                                           NR/A-            1,032,560

                                                                                                    ------------
                      Total Hospitals                                                                18,076,149
                                                                                                    ------------

                                 Housing (9.8%)
                      ----------------------------------------------------------

                      Kentucky Housing Corporation Housing Revenue
               140,000   4.200%, 01/01/15 AMT                                       Aaa/AAA             141,550
               250,000   4.100%, 01/01/15 AMT                                       Aaa/AAA             251,140
               170,000   4.100%, 07/01/15 AMT                                       Aaa/AAA             170,775
               265,000   4.650%, 01/01/16 AMT                                       Aaa/AAA             271,996
               210,000   4.300%, 01/01/16 AMT                                       Aaa/AAA             212,386
               150,000   4.250%, 01/01/16 AMT                                       Aaa/AAA             151,861
               200,000   4.200%, 01/01/16 AMT                                       Aaa/AAA             201,344
               420,000   4.650%, 07/01/16 AMT                                       Aaa/AAA             432,835
               610,000   4.300%, 07/01/16 AMT                                       Aaa/AAA             616,930
               550,000   4.200%, 07/01/16 AMT                                       Aaa/AAA             553,696
               555,000   4.200%, 01/01/17                                           Aaa/AAA             558,985
               100,000   5.125%, 07/01/17                                           Aaa/AAA             102,177
               680,000   4.200%, 07/01/17                                           Aaa/AAA             684,882
               470,000   4.800%, 01/01/18 AMT                                       Aaa/AAA             482,634
               285,000   4.250%, 01/01/18                                           Aaa/AAA             286,855
                95,000   5.550%, 07/01/18 AMT                                       Aaa/AAA              95,000
               575,000   4.800%, 07/01/18 AMT                                       Aaa/AAA             590,456
               180,000   4.250%, 07/01/18                                           Aaa/AAA             181,172
               920,000   5.600%, 07/01/20 AMT                                       Aaa/AAA             920,000
               900,000   4.800%, 07/01/20 AMT                                       Aaa/AAA             917,802
             1,150,000   5.350%, 01/01/21 AMT                                       Aaa/AAA           1,186,777
             6,285,000   5.450%, 07/01/22 AMT                                       Aaa/AAA           6,554,627
             4,065,000   5.250%, 07/01/22 AMT                                       Aaa/AAA           4,201,828
               245,000   5.200%, 07/01/22                                           Aaa/AAA             252,681
               415,000   5.100%, 07/01/22 AMT                                       Aaa/AAA             427,023
             4,140,000   5.200%, 07/01/25 AMT                                       Aaa/AAA           4,276,454
               275,000   5.375%, 07/01/27                                           Aaa/AAA             285,065
               570,000   5.550%, 07/01/33                                           Aaa/AAA             591,495

                      Kentucky Housing Multifamily Mortgage Revenue
             1,325,000   5.000%, 06/01/35 AMT                                       NR/AAA            1,364,114

                                                                                                    ------------
                      Total Housing                                                                  26,964,540
                                                                                                    ------------

                                 Schools (26.5%)
                      ----------------------------------------------------------

                      Beechwood, Kentucky Independent School District Finance
                         Corp.
               180,000   5.650%, 03/01/20                                           Aa3/NR              191,178

                      Berea, Kentucky Educational Facilities Revenue (Berea
                         College)
             1,000,000   4.125%, 06/01/25                                           Aaa/NR              987,770

                      Boone County, Kentucky School District Finance Corp.
             1,730,000   4.125%, 08/01/22 XLCA Insured                              Aaa/NR            1,733,097

                      Boone County, Kentucky School District Finance Corp.
                         School Building
               660,000   5.000%, 06/01/15                                           Aa3/NR              679,305
               285,000   5.700%, 02/01/16                                           Aa3/NR              304,078
               140,000   4.750%, 06/01/20 FSA Insured                               Aaa/AAA             145,263
             1,000,000   5.375%, 08/01/20 FSA Insured                               AAA/NR            1,063,450
             1,580,000   4.500%, 08/01/23 FSA Insured                               Aaa/NR            1,633,199

                      Boyd County, Kentucky School District Finance Corp.
             1,025,000   5.000%, 10/01/15                                           Aa3/NR            1,058,948
               575,000   5.375%, 10/01/17                                           Aa3/NR              595,551

                      Bullitt County, Kentucky School District Finance Corp.
               200,000   4.300%, 10/01/21                                           Aaa/NR              203,658
             2,455,000   4.500%, 10/01/22 MBIA Insured                              Aaa/NR            2,553,593
             2,590,000   4.500%, 10/01/23 MBIA Insured                              Aaa/NR            2,690,414

                      Christian County, Kentucky School District Finance Corp.
               820,000   4.000%, 08/01/19 XLCA Insured                              Aaa/NR              819,147
               855,000   4.000%, 08/01/20 XLCA Insured                              Aaa/NR              850,468
               905,000   4.000%, 08/01/21 XLCA Insured                              Aaa/NR              896,964
             1,465,000   4.000%, 08/01/22 XLCA Insured                              Aaa/NR            1,446,321
             1,525,000   4.125%, 08/01/23 XLCA Insured                              Aaa/NR            1,514,859
             1,590,000   4.125%, 08/01/24 XLCA Insured                              Aaa/NR            1,575,070

                      Daviess County, Kentucky School District Finance Corp.
               200,000   5.000%, 06/01/24                                           Aa3/NR              211,044

                      Fayette County, Kentucky School District Finance Corp.
             5,000,000   4.250%, 04/01/23 FSA Insured                               Aaa/AAA           5,024,800

                      Floyd County, Kentucky School Building
               680,000   4.375%, 10/01/22                                           Aa3/NR              689,343

                      Floyd County, Kentucky School Finance Corporation
                         School Building
               380,000   4.000%, 03/01/17 XLCA Insured                              Aaa/NR              383,553
             1,320,000   4.000%, 03/01/23  XLCA Insured                             Aaa/NR            1,299,659
             1,855,000   4.125%, 03/01/26  XLCA Insured                             Aaa/NR            1,839,028

                      Fort Thomas, Kentucky Independent School District Finance
               785,000   4.375%, 04/01/21                                           Aa3/NR              801,210

                      Franklin County, Kentucky School District Finance Corp.
               330,000   4.500%, 04/01/18                                           Aa3/NR              341,669
             1,000,000   5.000%, 04/01/24                                           Aa3/NR            1,054,250

                      Graves County, Kentucky School Building Revenue
             1,260,000   5.000%, 06/01/22                                           Aa3/NR            1,329,930
             1,320,000   5.000%, 06/01/23                                           Aa3/NR            1,390,897

                      Hardin County, Kentucky School District Finance Corp.
             1,475,000   4.000%, 02/01/19 AMBAC Insured                             Aaa/NR            1,473,510

                      Hickman County, Kentucky School District Finance Corp.
                         School Building Revenue
               250,000   5.000%, 06/01/24                                           Aa3/NR              263,805

                      Jefferson County, Kentucky School District Finance Corp.
                         School Building
               250,000   5.250%, 07/01/16 FSA Insured                               Aaa/AAA             264,020
               150,000   5.000%, 04/01/20  FSA Insured                              Aaa/AAA             157,746
             1,360,000   4.250%, 06/01/21 FSA Insured                               Aaa/AAA           1,376,660

                      Jessamine County, Kentucky School District Finance Corp.
                         School Building Revenue
             1,205,000   4.900%, 05/01/22                                           Aa3/NR            1,253,176

                      Kenton County, Kentucky School District
               955,000   5.000%, 04/01/16                                           Aa3/NR            1,006,962
             1,055,000   5.000%, 04/01/17                                           Aa3/NR            1,115,072
               605,000   5.000%, 04/01/19                                           Aa3/NR              637,918

                      Kenton County, Kentucky School District Finance Corporatio
               445,000   4.300%, 04/01/22 CIFG Insured                              Aaa/NR              453,344
             4,250,000   5.000%, 06/01/22 MBIA Insured                              Aaa/NR            4,524,847
               750,000   4.375%, 04/01/24 CIFG Insured                              Aaa/NR              765,488
               325,000   4.400%, 04/01/26 CIFG Insured                              Aaa/NR              331,321

                      Kentucky Economic Development Finance Authority College
                         Revenue Centre College
             1,230,000   5.000%, 04/01/17 FSA Insured                               Aaa/AAA           1,306,395
             1,675,000   5.000%, 04/01/19 FSA Insured                               Aaa/AAA           1,771,681

                      Larue County, Kentucky School District Finance Corp.
               270,000   4.500%, 07/01/21 MBIA Insured                              Aaa/NR              275,756
               470,000   4.500%, 07/01/22 MBIA Insured                              Aaa/NR              480,772
               785,000   4.500%, 07/01/23 MBIA Insured                              Aaa/NR              801,736

                      Lexington-Fayette Urban County, Kentucky Government
                         Project Transylvania University
             1,320,000   5.125%, 08/01/18 MBIA Insured                              Aaa/AAA           1,367,071

                      Lexington-Fayette Urban County, Kentucky Government
                         Project U.K. Library
               725,000   5.000%, 11/01/15 MBIA Insured                              Aaa/AAA             759,307
               300,000   5.000%, 11/01/20 MBIA Insured                              Aaa/AAA             313,272

                      Louisville & Jefferson County, Kentucky University of
                         Louisville
               500,000   5.000%, 06/01/19 AMBAC Insured                             Aaa/AAA             539,680
               525,000   5.000%, 06/01/20 AMBAC Insured                             Aaa/AAA             565,063

                      Magoffin County, Kentucky School District
               450,000   4.250%, 08/01/25 AMBAC Insured                             Aaa/NR              448,245

                      Meade County, Kentucky School District
               490,000   4.250%, 09/01/26 MBIA Insured                              Aaa/NR              486,727

                      Oldham County, Kentucky School District Finance Corp.
               900,000   5.000%, 05/01/19 MBIA Insured                              Aaa/NR              963,756

                      Scott County, Kentucky School Building
               100,000   5.000%, 03/01/22                                           Aa3/NR              105,674

                      Scott County, Kentucky School District Finance Corp.
             1,115,000   4.200%, 01/01/22 AMBAC Insured                             Aaa/NR            1,129,685
             1,955,000   4.250%, 01/01/23 AMBAC Insured                             Aaa/NR            1,984,814
             1,560,000   4.300%, 01/01/24 AMBAC Insured                             Aaa/NR            1,585,912
               200,000   5.000%, 06/01/24 FSA Insured                               Aaa/NR              212,934

                      Spencer County, Kentucky School District Finance Corp.
             1,415,000   5.000%, 07/01/19  FSA insured                              Aaa/NR            1,517,092

                      University Kentucky General Receipts
               885,000   4.500%, 10/01/22 XLCA Insured                              Aaa/AAA             902,134
             1,545,000   4.500%, 10/01/23 XLCA Insured                              Aaa/AAA           1,572,393
             1,625,000   4.500%, 10/01/25 XLCA Insured                              Aaa/AAA           1,647,214
             1,010,000   4.500%, 10/01/26 XLCA Insured                              Aaa/AAA           1,022,170

                      University of Kentucky Revenue
             1,335,000   5.000%, 05/01/16 FGIC Insured (pre-refunded)               Aaa/AAA           1,399,881
               505,000   5.000%, 06/01/18 FSA insured                               Aaa/NR              527,947

                      Warren County, Kentucky School District Finance Corp.
               295,000   4.125%, 02/01/23 MBIA Insured                              Aaa/NR              294,811

                                                                                                    ------------
                      Total Schools                                                                  72,913,707
                                                                                                    ------------

                      Transportation (10.6%)
                      ----------------------------------------------------------

                      Kenton County, Kentucky Airport Board Airport Revenue
             1,570,000   5.000%, 03/01/13 MBIA Insured AMT                          Aaa/AAA           1,662,473
               750,000   5.625%, 03/01/14 MBIA Insured AMT                          Aaa/AAA             812,505
             1,000,000   5.500%, 03/01/17 MBIA Insured AMT                          Aaa/AAA           1,082,840
             2,230,000   5.500%, 03/01/18 MBIA Insured AMT                          Aaa/AAA           2,408,199
             1,300,000   5.000%, 03/01/23 MBIA Insured AMT                          Aaa/AAA           1,351,194

                      Kentucky Interlocal School Transportation Authority
               145,000   5.400%, 06/01/17                                           Aa3/A+              145,808
               400,000   6.000%, 12/01/20                                           Aa3/A+              403,532
               200,000   6.000%, 12/01/20                                           Aa3/A+              201,766
               300,000   5.800%, 12/01/20                                           Aa3/A+              302,556
               400,000   5.650%, 12/01/20                                           Aa3/A+              403,312
               350,000   5.600%, 12/01/20                                           Aa3/A+              352,873

                      Kentucky State Turnpike Authority Economic Development &
                         Resource Recovery Road Revenue
             1,000,000   5.625%, 07/01/12 FSA Insured (pre-refunded)                Aaa/AAA           1,080,570
               200,000   5.625%, 07/01/13 FSA Insured (pre-refunded)                Aaa/AAA             216,114
               500,000   5.625%, 07/01/14 FSA Insured (pre-refunded)                Aaa/AAA             540,285
               450,000   5.250%, 07/01/15 FSA Insured (pre-refunded)                Aaa/AAA             479,669
             3,455,000   5.100%, 07/01/18 FSA Insured                               Aaa/AAA           3,643,401

                      Louisville-Jefferson County Regional Airport, Kentucky
             2,000,000   5.750%, 07/01/15 FSA Insured AMT                           Aaa/AAA           2,178,920
             2,000,000   5.500%, 07/01/15 FSA Insured AMT                           Aaa/AAA           2,181,780
             1,650,000   5.750%, 07/01/17 FSA Insured AMT                           Aaa/AAA           1,790,134
             1,000,000   5.250%, 07/01/18 FSA Insured AMT                           Aaa/AAA           1,065,860
             1,000,000   5.000%, 07/01/18 FSA Insured AMT                           Aaa/AAA           1,028,830
             1,370,000   5.250%, 07/01/21 FSA Insured AMT                           Aaa/AAA           1,453,611
             3,390,000   5.250%, 07/01/22 FSA Insured AMT                           Aaa/AAA           3,592,790
               275,000   5.375%, 07/01/23 FSA Insured AMT                           Aaa/AAA             291,123
               500,000   5.000%, 07/01/25 MBIA Insured AMT                          Aaa/AAA             514,245

                                                                                                    ------------
                      Total Transportation                                                           29,184,390
                                                                                                    ------------

                                Utilities (12.2%)
                      ----------------------------------------------------------

                               Bardstown, Kentucky
               200,000   5.000%, 12/01/19 MBIA Insured                              Aaa/NR              211,722

                      Boone County, Kentucky Pollution Control Rev. - Dayton
                         Power & Light
             1,000,000   4.700%, 01/01/28 FGIC Insured                              Aaa/AAA           1,029,560

                      Campbell & Kenton Counties, Kentucky Sanitation Sewer
                         District
               100,000   5.000%, 08/01/24 FSA Insured                               Aaa/AAA             104,827

                      Kentucky Rural Water Finance Corp.
               205,000   4.250%, 08/01/19 MBIA Insured                              NR/AAA              208,120
               595,000   5.000%, 02/01/20 AMBAC Insured                             Aaa/AAA             629,540
               210,000   4.250%, 08/01/20 MBIA Insured                              NR/AAA              212,516
               200,000   4.375%, 08/01/22 MBIA Insured                              NR/AAA              203,428
               240,000   4.500%, 08/01/23 MBIA Insured                              NR/AAA              246,125
               200,000   4.500%, 02/01/24 MBIA Insured                              NR/AAA              204,028
               255,000   4.500%, 08/01/24 MBIA Insured                              NR/AAA              260,888
               290,000   4.500%, 08/01/27 MBIA Insured                              NR/AAA              295,293
               245,000   4.600%, 08/01/28 MBIA Insured                              NR/AAA              251,025
               315,000   4.625%, 08/01/29 MBIA Insured                              NR/AAA              322,862

                      Lexington-Fayette Urban County Government, Kentucky
                         Sewer System
             1,000,000   5.000%, 07/01/19                                           Aa3/AA            1,058,140

                      Louisville & Jefferson County, Kentucky Metropolitan
                         Sewer District
             1,000,000   5.000%, 05/15/12 FGIC Insured                              Aaa/AAA           1,032,920
             2,565,000   5.375%, 05/15/17 MBIA Insured                              Aaa/AAA           2,790,925
             2,180,000   5.000%, 05/15/18 FSA Insured                               Aaa/AAA           2,357,234
             2,380,000   4.250%, 05/15/20 FSA Insured                               Aaa/AAA           2,405,609
             2,510,000   4.250%, 05/15/21 FSA Insured                               Aaa/AAA           2,531,561
               400,000   5.000%, 05/15/22 FGIC Insured                              Aaa/AAA             411,576

                      Louisville, Kentucky Waterworks Board Water System Revenue
             1,000,000   5.250%, 11/15/16 FSA Insured                               Aaa/AAA           1,063,320
             1,000,000   5.250%, 11/15/17 FSA Insured                               Aaa/AAA           1,062,140
             2,530,000   5.250%, 11/15/18 FSA Insured                               Aaa/AAA           2,685,215
             6,600,000   5.250%, 11/15/22 FSA Insured++                             Aaa/AAA           6,991,974
             2,415,000   5.250%, 11/15/24 FSA Insured                               Aaa/AAA           2,558,427

                      Northern Kentucky Water District
               660,000   5.000%, 02/01/23 FGIC Insured                              Aaa/NR              690,367

                      Owensboro, Kentucky Electric and Power
             1,555,000   5.000%, 01/01/20 FSA Insured                               Aaa/AAA           1,612,675

                                                                                                  --------------
                      Total Utilities                                                                33,432,017
                                                                                                  --------------

                      Total Revenue Bonds                                                          272,767,360
                                                                                                   ------------

                      Total Investments (cost $274,549,591**)                       102.7%          282,331,487

                      Other assets less liabilities                                  (2.7)          (7,447,276)

                                                                          --------------------------------------
                      Net Assets                                                    100.0%        $ 274,884,211
                                                                          ======================================

                                                                                  Percent of
                      Portfolio Distribution By Quality Rating (unaudited)         Portfolio
                      ----------------------------------------------------         ---------

                      Aaa of Moody's or AAA of S&P                                     81.0      %
                      Aa of Moody's or AA of S&P                                       16.6
                       A of Moody's or S&P                                              2.4
                                                                                ---------------------
                                                                                      100.0        %
                                                                                =====================


                      * Any security not rated (NR) by either credit rating service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                                 ** See note b.

                      + Security traded on a "when-issued" basis.

                      ++ Security pledged as collateral for the Fund's when - issued commitments.

                                     PORTFOLIO ABBREVIATIONS:
                      --------------------------------------------------------
                      AMBAC - American Municipal Bond Assurance Corp.
                      AMT       - Alternative Minimum Tax
                      CIFG      -CDC IXIS Financial Guaranty
                      ETM      - Escrowed To Maturity
                      FGIC     - Financial Guaranty Insurance Co.
                      FSA       - Financial Security Assurance
                      LOC      - Letter of Credit
                      MBIA     - Municipal Bond Investors Assurance
                      NR        - Not Rated
                      XLCA   - XL Capital Assurance

                      See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                       CHURCHILL TAX-FREE FUND OF KENTUCKY


(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $274,531,656 amounted to $7,799,831, which consisted of aggregate gross unrealized appreciation of $7,806,145 and aggregate gross unrealized depreciation of $6,314.




Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 27, 2006


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 27, 2006